Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	Aug. 04, 2018	Feb. 03, 2018	Jul. 29, 2017
Fair Value Disclosures [Abstract]
Fair value of total debt	$ 1,982,700	$ 2,750,174	$ 2,753,800
Carrying value of debt	$ 1,980,700	$ 2,752,563	$ 2,812,200